UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Dr.; Suite 400 Broadview Heights, OH 44147
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Tactical Income ETF (TBND)

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on www.tacticalincomeetf.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may elect to receive all future reports in paper free of charge.

TABLE OF CONTENTS

As a Tactical Income ETF shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at June 17, 2019 and held through the period ended September 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs including any brokerage commissions paid on the purchase or sale of Fund shares. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 6/17/19[(1)]	Actual Ending Account Value 9/30/19	Hypothetical Ending Account Value 9/30/19	Actual Expenses Paid[(2)]	Total Return	Hypothetical Expenses Paid[(2)(3)]	Annualized Net Expense Ratio
Tactical Income ETF	$1,000.00	$971.70	$1,010.64	$3.65	(2.83)%	$3.72	1.29%

(1) Commencement of operations.

(2) Expenses paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 105/366 to reflect the stub period from commencement of operations on 6/17/19 through 9/30/19.

(3) Represents the hypothetical 5% annual return before taxes.

Portfolio of Investments Summary Table	Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of September 30, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value*
Exchange-Traded Funds — 79.2%		
100	Invesco Ultra Short Duration ETF	$5,041
182,672	iShares 20+ Year Treasury Bond ETF	26,136,710
100	iShares Floating Rate Bond ETF	5,097
100	iShares Short Maturity Bond ETF	5,034
100	iShares Short Treasury Bond ETF	11,062
100	iShares Short-Term Corporate Bond ETF	5,367
27,298	iShares TIPS Bond ETF	3,174,484
109,178	iShares U.S. Real Estate ETF	10,212,510
100	PIMCO Enhanced Short Maturity Active ETF	10,173
100	Schwab Short-Term U.S. Treasury ETF	5,059
100	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	9,159
50,893	Utilities Select Sector SPDR Fund	3,294,813
63,488	Vanguard Dividend Appreciation ETF	7,591,895
100	Vanguard Short-Term Bond ETF	8,079
100	Vanguard Short-Term Corporate Bond ETF	8,105
Total Exchange-Traded Funds (Cost $49,905,785)		**$50,482,588**
Total Investments — 79.2% (Cost $49,905,785)		**$50,482,588**
Other Assets less Liabilities — 20.8%		**13,283,737**
Net Assets — 100.0%		**$63,766,325**

ETF — Exchange-Traded Fund

SPDR — Standard and Poor's Depositary Receipts

TIPS — Treasury Inflation Protected Security

See notes which are an integral part of the Financial Statements.

	Tactical Income ETF
Assets:	
Investments, at value (Cost $49,905,785)	$50,482,588
Cash	6,778,844
Dividends and interest receivable	1,027
Receivable for investments sold	12,932,409
Total Assets	70,194,868
Liabilities:	
Payable for investments purchased	6,346,877
Accrued expenses:	
Administration	18,492
Advisory	42,868
Custodian	729
Fund accounting	2,713
Trustee	328
Other	16,536
Total Liabilities	6,428,543
Net Assets	$63,766,325
Net Assets consist of:	
Paid in Capital	$66,274,930
Total Distributable Earnings / (Loss)	(2,508,605)
Net Assets	$63,766,325
Net Assets:	$63,766,325
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,625,000
Net Asset Value (offering and redemption price per share):	$24.29

See notes which are an integral part of the Financial Statements.

Statement of Operations	For the Period Ended September 30, 2019 (Unaudited)
	Tactical Income ETF[a]
Investment Income:	
Dividend income	$304,159
Total Investment Income	304,159
Expenses:	
Administration	69,231
Advisory	166,154
Custodian	729
Fund accounting	7,155
Legal and Audit	14,219
Printing	1,094
Trustee	328
Other	8,680
Total Expenses before fee reductions	267,590
Expenses contractually waived by the Advisor	(10,967)
Total Net Expenses	256,623
Net Investment Income	47,536
Realized and Unrealized Gains (Losses) on Investment Transactions:	
Net realized losses from investment transactions	(3,462,447)
Net realized gains on in-kind transactions	329,503
Change in unrealized appreciation/depreciation on investments	576,803
Net Realized and Unrealized Gains (Losses) on Investment Transactions	(2,556,141)
Change in Net Assets Resulting From Operations	$(2,508,605)

[a] For the period from the commencement of operations on June 17, 2019 through September 30, 2019.

See notes which are an integral part of the Financial Statements.

Statement of Changes in Net Assets

	Tactical Income ETF For the period June 17, 2019[(a)] through September 30, 2019 (Unaudited)
From Investment Activities:	
Operations:	
Net investment income	$47,536
Net realized losses from investment transactions	(3,132,944)
Change in unrealized appreciation/depreciation on investments	576,803
Change in net assets resulting from operations	(2,508,605)
Capital Transactions:	
Proceeds from shares issued	83,607,099
Cost of shares redeemed	(17,332,169)
Change in net assets from capital transactions	66,274,930
Change in net assets	63,766,325
Net Assets:	
Beginning of period	—
End of period	$63,766,325
Share Transactions:	
Issued	3,325,000
Redeemed	(700,000)
Change in shares	2,625,000

[(a)] Commencement of operations.

See notes which are an integral part of the Financial Statements.

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return at NAV[a][b]	Total Return at Market[a][c]	Ratio of Net Expenses to Average Net Assets[d]	Ratio of Gross Expenses to Average Net Assets[d][e]	Ratio of Net Investment Income to Average Net Assets[d]	Net Assets at end of period (000's)	Portfolio Turnover[a]
Tactical Income ETF												
June 17, 2019[f] through September 30, 2019 (Unaudited)	$25.00	0.02	(0.73)	(0.71)	$24.29	(2.83)%	(2.84)%	1.29%	1.34%	0.24%	$63,766	655%

(a) Not annualized for periods less than one year.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(d) Annualized for periods less than one year.

(e) If applicable, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.

(f) Commencement of operations.

See notes which are an integral part of the Financial Statements.

(1) Organization

Collaborative Investment Series Trust (the "Trust") was organized on October 23, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of eight funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund ("Shares"). The accompanying financial statements are those of the Tactical Income ETF (the "Fund"). The Fund is an exchange-traded fund whose investment objective is to provide total return. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on June 17, 2019.

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca"). Market prices for the Shares may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called "Creation Units". Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 *Financial Services – Investment Companies* and Accounting Standards Update ("ASU") 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Fund has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of September 30, 2019, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for the Fund.

	Level 1	Total Investments
Tactical Income ETF		
Exchange-Traded Funds	$50,482,588	$50,482,588
Total Investments	$50,482,588	$50,482,588

[1] Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premia on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Fund intends to distribute to its shareholders any net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may own shares of real estate investments trusts ("REITs") which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Belpointe Asset Management, LLC (the "Advisor"), a related party, serves as the Fund's investment advisor pursuant to an investment advisory agreement. Subject at all times to

the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor 0.84% of its average daily net assets, computed daily and paid monthly. The Advisor pays the Sub-Advisor, Tuttle Tactical Management, LLC, 0.56% of the net management fees that the Advisor receives.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding interest, taxes and dividends, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 1.29% of the Fund's average annual daily net assets ("Expense Cap"). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least June 30, 2020. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Fund's fee waiver and Expense Cap agreement is available in the "Management of the Fund" section of the Fund's prospectus.

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. ("Citi") provides financial administration, transfer agency and portfolio accounting services to the Fund. Citi performs certain services on behalf of the Fund including but not limited to: (1) preparing and filing the Fund's periodic financial reports on forms prescribed by the Securities and Exchange Commission ("SEC"); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of the Fund's shares, and acts as the Fund's dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Fund and provides accounting services to the Fund which include the daily calculation of the Fund's NAV. Citi also performs certain other services on behalf of the Fund including providing financial information for the Fund's federal and state tax returns and financial reports required to be filed with the SEC. For these services, the Fund pays Citi a fee accrued daily and paid monthly based on a percentage of the Fund's average daily net assets, subject to a minimum annual fee of $50,000. The fees are as follows:

- 0.030% of the first $1 billion in net assets;
- 0.020% of the net assets of the next $1 billion; and
- 0.010% of the net assets in excess of $2 billion

Collaborative Fund Services LLC ("CFS"), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, the Fund pays CFS 0.35% of the Fund's average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the "Distributor") is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the Advisor in

accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Custodian Fees

Citibank, N.A. (the "Custodian"), an affiliate of Citi, serves as custodian for the Fund and safeguards and holds the Fund's cash and securities, settles the Fund's securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, Empirical Administration, LLC ("Empirical") provides chief compliance officer services to the Fund. The Fund pays Empirical a monthly fee for its compliance services.

F. General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2019 were as follows:

	Purchases	**Sales**
Tactical Income ETF	$356,608,063	$346,647,378

Purchases and sales of in-kind transactions for the period ended September 30, 2019 were as follows:

	Purchases	**Sales**
Tactical Income ETF	$2,074,173	$10,107,946

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the year ended September 30, 2019, the Fund received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	**Fair Value**
Tactical Income ETF	35,276	$2,074,173

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

As of September 30, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

	Tax Cost of Securities	**Unrealized Appreciation**	**Unrealized Depreciation**	**Net Unrealized Appreciation/ (Depreciation)**
Tactical Income ETF	$54,063,759	$ -	$3,581,171	$(3,581,171)

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to wash sale activity.

(7) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund's shares may trade above or below its NAV; (2) an active trading market for a Fund's shares may not develop or be maintained; or (3) trading of the Fund's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

(8) Recently Issued Accounting Standards

In August, 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of September 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

(9) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2019.

Consideration and Approval of Proposed Management Agreement with Belpointe Asset Management, LLC

Nature, Extent and Quality of Service. The Board noted that Belpointe was founded in 2007 and had approximately $1.2 billion in assets under management. They considered that Belpointe provided a wide range of services to individuals and investment companies. The Board reviewed the background information of key Belpointe personnel responsible for servicing the Income ETF, taking into consideration their education and the investment team's diverse financial industry experience. The Board noted that Belpointe attempted to mitigate portfolio risk by continually monitoring the Income ETF's individual investments while also remaining consistent with its investment process and fundamental research. The Board noted Belpointe's long history and depth of experience of the investment team. The Board agreed Belpointe was well staffed with adequate resources to support the Fund. The Board concluded that Belpointe will likely provide quality service to the Fund and its respective shareholders.

Performance. The Board reviewed the investment objective and strategy of the Fund noting the Fund will seek to provide total return. They considered the historical performance of a separately managed account that was managed using a similar strategy proposed for the Fund. The Board discussed the nature of the strategy and they reasoned that the historical performance of the separately managed account indicated that the strategy had the potential to provide positive returns to shareholders.

Fees and Expenses. The Board considered the proposed advisory fee of 0.84% and the Fund's estimated net expense ratio of 1.29%. They discussed the proposed advisory fee in comparison to the independently selected peer group. They noted that the advisory fee was slightly lower than the average of the peer group. With regard to the Fund's expense ratio, the Board noted that the Income ETF's expense ratio was lower than the peer group average. The Board further noted that Belpointe had agreed to implement an expense limitation agreement limiting the expenses to 1.29%. After further discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Belpointe. They noted that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that Belpointe anticipated a modest profit that when expressed as a percentage of revenue was not unreasonable.

Economies of Scale. The Board considered whether economies of scale were appropriate at this time. They noted that based on the Fund's current initial status and anticipated profit level, the absence of breakpoints was acceptable. Belpointe agreed to monitor the growth of the Fund's asset levels and revisit the matter as the Fund grows.

Conclusion. Having requested and received such information from Belpointe as the Board believed to be reasonably necessary to evaluate the terms of the Belpointe Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Belpointe Advisory Agreement was in the best interests of the Fund and its future shareholders.

Consideration and Approval of Proposed Sub-Advisory Agreement with Tuttle Tactical Management, LLC.

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and had $635 million in assets under management. The Board discussed that Tuttle would serve as the sub-adviser to the Income ETF and the Tactical Funds. They observed that Tuttle used trend

aggregation to rotate investments among a number of fixed income and non-traditional income ETFs including REITs and MLPs. The Board further noted that the purpose of the strategy was to average returns within a five to nine percent range. The Board reviewed the backgrounds and experience of the Tuttle's key investment personnel. They also expressed their satisfaction with Tuttle's use of a pre-trade and post-trade spreadsheet as a method to ensure compliance with the Fund's investment policies and regulations. The Board expressed its satisfaction with Tuttle's overall experience, operation, and compliance culture. After further discussion, the Board concluded that Tuttle would provide a high level of service to the Fund.

Performance. The Board noted Tuttle's implemented a fixed income strategy for the Strategy Shares Ecological Strategy ETF and Strategy Shares US Market Rotation Strategy ETF. They observed that both funds had positive returns over one-year, three-year, and five-year periods. The Board found it reasonable that Tuttle could provide satisfactory performance for the Fund and its future shareholders.

Fees and Expenses. The Board considered the sub-advisory fee of 0.56% of the adviser's fee. The Board noted that the sub-advisory fee was less than sub-advisory fee on similar ETFs. After further discussion, the Board concluded the sub-advisory fee was reasonable.

Profitability. The Board reviewed the profit estimates for one- and two-year periods. The Board noted that Tuttle is expected to earn a profit in both years in terms of actual dollars and percentage of related to fund assets. The Board considered the quality of services that will be provided by Tuttle and concluded the level of profit was not excessive.

Economies of Scale. The Board discussed whether economies of scale were applicable to the Fund. The Board agreed that the lack of breakpoints was acceptable and that the topic could be revisited at the next renewal or sooner if any of the funds experienced a significant increase in asset growth.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of the Fund and its future shareholders.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund's Form N-Q is available on the SEC's web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-855-510-1763, free of charge.

PROXY VOTING

The Fund's proxy voting policies, procedures and voting records relating to common stock securities in the Fund's investment portfolio are available without charge, upon request, by calling the Fund toll-free telephone number 1-855-510-1763. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund's proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC's web site at www.sec.gov.

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	**WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?**
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include: • Social Security number and wire transfer instructions • account transactions and transaction history • investment experience and purchase history When you are *no longer* our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	**Do we share information?**	**Can you limit sharing?**
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	**YES**	**NO**
For our marketing purposes - to offer our products and services to you.	**NO**	**We don't share**
For joint marketing with other financial companies.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your transactions and records.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your credit worthiness.	**NO**	**We don't share**
For our affiliates to market to you	**NO**	**We don't share**
For non-affiliates to market to you	**NO**	**We don't share**
QUESTIONS?	**Call 1-800-595-4866**	

What we do:	**Page 2**
How does the Collaborative Investment Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Collaborative Investment Series Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only: • sharing for affiliates' everyday business purposes – information about your creditworthiness. • affiliates from using your information to market to you. • sharing for nonaffiliates to market to you. State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with affiliates.*
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.*
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • *The Collaborative Investment Series Trust doesn't jointly market.*

Investment Advisor
Belpointe Asset Management, LLC
125 Greenwich Avenue
Greenwich, CT 06830

Sub-Advisor
Tuttle Tactical Management, LLC
155 Lockwood Road
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Sanville & Company
1514 Old York Road
Abington, PA 19001

Administrator, Accountant, Dividend Disbursing Agent and Transfer Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of Tactical Income ETF shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Collaborative Investment Series Trust

By (Signature and Title) /s/ Gregory Skidmore
Gregory Skidmore, Trustee and President

Date 12/4/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gregory Skidmore
Gregory Skidmore, Trustee and President

Date 12/4/2019

By (Signature and Title) /s/ Adam Snitkoff
Adam Snitkoff, Treasurer

Date 12/3/2019